Note 11 - Borrowings	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 11 - Borrowings

As of December 31, 2023, Quaint Oak Bank has a maximum borrowing capacity with the Federal Home Loan Bank of approximately $316.8 million. Quaint Oak Bank’s Federal Home Loan Bank advances outstanding were $29.0 million and $159.2 million at December 31, 2023 and 2022, respectively. As of December 31, 2023, Quaint Oak Bank has $12.0 million in borrowing capacity with the Federal Reserve Bank of Philadelphia (FRB) under the discount window program. Quaint Oak Bank borrowed $7.0 million from the FRB discount window as of December 31, 2022. As of December 31, 2023, Quaint Oak Bank had no outstanding advances with the FRB.

As of December 31, 2023, there was $5.5 million of other short-term borrowings representing balances on two lines of credit that Oakmont Capital Holdings, LLC has with a credit union. Borrowing capacity on the two lines of credit total $15.0 million at December 31, 2023.

Short-term borrowings and the weighted interest rates consist of the following at December 31, 2023 and 2022 (dollars in thousands):

	FHLB Short-Term Borrowings		FRB Short-Term Borrowings
	At or For the Year		At or For the Year
	Ended December 31,		Ended December 31,
	2023	2022	2023	2022
Average balance outstanding	$72,566	$31,505	$711	$1,556
Maximum amount outstanding at any month-end during the period	116,200	93,200	7,000	7,000
Balance outstanding at end of period	-	93,200	-	7,000
Average interest rate during the period	5.38%	2.34%	4.78%	0.97%
Weighted average interest rate at end of period	-%	4.45%	-%	4.45%

	Other Short-Term Borrowings At or For the Year Ended December 31,
	2023	2022

Average balance outstanding	$9,291	$1,601
Maximum amount outstanding at any month-end during the period	14,508	5,489
Balance outstanding at end of period	5,549	5,489
Average interest rate during the period	8.40%	6.68%
Weighted average interest rate at end of period	8.46%	7.11%

Federal Home Loan Bank long-term borrowings and the weighted interest rate consist of the following at December 31, 2023 and 2022 (in thousands):

	December 31, 2023		December 31, 2022
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2023	$-	-%	$57,000	2.22%
2024	21,167	4.25	6,167	2.05
2025	7,855	3.40	2,855	1.25
Total FHLB long-term debt	$29,022	4.02%	$66,022	2.16%